ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	Mar. 31, 2019	Mar. 31, 2018
Capital Unit [Line Items]
Partners Capital Account Units Issued	21,996,102	21,996,102
Partners Capital Account Units Outstanding	21,695,581	21,778,581
Series 15 [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,870,500	3,870,500
Partners Capital Account Units Outstanding	3,810,700	3,811,700
Series 16 [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	5,429,402	5,429,402
Partners Capital Account Units Outstanding	5,332,500	5,367,700
Series 17 [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	5,000,000	5,000,000
Partners Capital Account Units Outstanding	4,938,247	4,956,447
Series 18 [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,616,200	3,616,200
Partners Capital Account Units Outstanding	3,558,134	3,586,734
Series 19 [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,080,000	4,080,000
Partners Capital Account Units Outstanding	4,056,000	4,056,000